UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06040

Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 158.3% (100.0% of Total Investments)

	Alabama – 0.8% (0.5% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$ 1,720	5.000%, 1/01/36 (Pre-refunded 1/01/16) – RAAI Insured	1/16 at 100.00	N/R (4)	$ 1,892,327
2,215	5.000%, 1/01/41 (Pre-refunded 1/01/16) – RAAI Insured	1/16 at 100.00	N/R (4)	2,436,921
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
215	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	N/R	202,027
270	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	N/R	248,840
4,420	Total Alabama			4,780,115
	Alaska – 3.1% (2.0% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,168,819
1,275	5.250%, 12/01/41 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,324,330
7,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	7,487,270
	12/01/30 – NPFG Insured
13,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	9,548,237
	Series 2006A, 5.000%, 6/01/46
22,425	Total Alaska			19,528,656
	Arizona – 0.5% (0.3% of Total Investments)
3,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	3,020,790
	2010A, 5.000%, 7/01/40
	California – 23.4% (14.8% of Total Investments)
3,450	Antelope Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa3	1,443,618
	Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2009F-1:
2,500	5.125%, 4/01/39	4/19 at 100.00	AA	2,589,000
2,500	5.625%, 4/01/44	4/19 at 100.00	AA	2,686,975
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	3,020,400
	Bonds, Series 2009, 0.000%, 8/01/33
7,845	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	BB–	6,632,634
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
5,000	California Department of Water Resources, Central Valley Project Water System Revenue Bonds,	12/18 at 100.00	AAA	5,341,950
	Series 2009-AF, 5.000%, 12/01/29
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	A2	291,843
	University, Series 2001A, 0.000%, 10/01/39 – NPFG Insured
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	A1	7,393,960
4,250	5.250%, 11/01/40	11/20 at 100.00	A1	4,378,733
25,000	California State, Various Purpose General Obligation Bonds, Series 2005, 4.750%, 3/01/35 –	3/16 at 100.00	A1	25,634,250
	NPFG Insured (UB)
2,500	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	2,570,325
	Obligated Group, Series 2010, 5.250%, 11/01/30
9,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,009,270
	Series 2006, 5.250%, 3/01/45
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,676,542
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement	No Opt. Call	AA	4,508,898
	Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	1,968,540
3,485	5.000%, 6/01/45	6/15 at 100.00	A2	3,314,514
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,300	4.500%, 6/01/27	6/17 at 100.00	B	3,906,421
1,000	5.125%, 6/01/47	6/17 at 100.00	B	714,090
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	903,350
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	N/R	684,690
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
3,500	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects	10/15 at 100.00	AA–	3,552,010
	Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	10/13 at 100.00	N/R (4)	491,808
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	10/13 at 100.00	Aa3 (4)	999,219
	1994, 5.375%, 2/15/34 (ETM)
2,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	2,707,075
	2005A-2, 5.000%, 7/01/22 – AGM Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	510,458
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (WI/DD, Settling 8/01/13)
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	2,542,298
	2009B, 6.500%, 11/01/39
14,000	New Haven Unified School District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA–	4,232,620
	2009, 0.000%, 8/01/34 – AGC Insured
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA–	1,057,550
	Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/29
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	Aa2	435,060
	Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	5,154,850
	6.000%, 11/01/30
	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A:
2,000	0.000%, 8/01/24 – NPFG Insured	No Opt. Call	A+	1,200,200
4,795	5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	A+	4,839,929
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	A	2,510,900
	5.000%, 6/01/30 – FGIC Insured
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+ (4)	3,463,708
	5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
5,000	5.650%, 1/15/17 – NPFG Insured	1/14 at 102.00	A	5,111,150
26,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	6,729,060
5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1	2,311,500
	Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – NPFG Insured
7,345	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Series	8/16 at 102.00	AA–	7,671,485
	2006A, 5.000%, 8/01/27 – AGM Insured
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation	8/15 at 61.27	AA (4)	2,910,585
	Bonds, Series 2005C, 0.000%, 8/01/25 (Pre-refunded 8/01/15) – NPFG Insured
200,690	Total California			147,101,468
	Colorado – 8.5% (5.4% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	984,572
	SYNCORA GTY Insured
3,000	Colorado Department of Transportation, Revenue Anticipation Bonds, Series 2003A, 5.250%,	12/13 at 100.00	AA (4)	3,056,610
	12/15/15 (Pre-refunded 12/15/13) – AMBAC Insured
11,200	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	11,166,960
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center,	9/17 at 100.00	BBB+	3,239,210
	Series 2007, 5.125%, 9/15/29
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A	4,129,882
9,945	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	3,794,714
15,960	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	4,954,782
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	1,769,128
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	A	4,729,613
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	A	2,079,688
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	2,591,300
10,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	11,145,000
	Activity Bonds, Series 2010, 6.500%, 1/15/30
93,990	Total Colorado			53,641,459
	District of Columbia – 1.4% (0.9% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	9,104,800
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 7.1% (4.5% of Total Investments)
1,650	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital	No Opt. Call	A	1,769,675
	and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
2,080	Brevard County School Board, Florida, Certificates of Participation, Series 2007C, 5.000%,	7/17 at 100.00	Aa3	2,343,869
	7/01/21 – AMBAC Insured
5,300	Broward County, Florida, General Obligation Bonds, Series 2004, 5.000%, 1/01/20	1/14 at 100.00	Aaa	5,405,576
	(Pre-refunded 1/01/14)
2,977	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008, Trust	1/17 at 100.00	AA+	2,989,384
	1191, 8.745%, 1/01/27 (Alternative Minimum Tax) (IF)
5,650	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A1 (4)	5,694,522
	10/01/27 (Pre-refunded 10/01/13) – NPFG Insured
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	2,561,000
	2010A-1, 5.375%, 10/01/41
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	3,159,840
	5.000%, 10/01/26
2,410	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	Aa2	2,363,800
	11/01/30 – NPFG Insured
2,425	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	Aa3	2,569,482
	2005B, 5.000%, 6/01/22 – NPFG Insured
2,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa2	2,578,464
	8/01/25 – AMBAC Insured
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%,	No Opt. Call	AA–	5,151,817
	10/01/29 – FGIC Insured
4,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract	11/17 at 100.00	AA–	4,181,680
	Payments, Series 2008A, 5.250%, 11/01/23 – AGC Insured
3,500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	3,510,080
	Obligation Group, Series 2007, 5.000%, 8/15/37
42,977	Total Florida			44,279,189
	Georgia – 1.6% (1.0% of Total Investments)
10,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/41 at 100.00	AA–	10,049,200
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45
	Illinois – 17.4% (11.0% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 –	No Opt. Call	Aa3	1,700,793
	FGIC Insured
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,428,678
	Revenues Series 2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
4,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	A+	3,474,012
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	A+	1,080,150
4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	1/14 at 100.00	AA+	4,001,360
5,050	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	AA+	5,063,686
510	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AA+	520,542
	AMBAC Insured
5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – NPFG Insured	1/14 at 100.00	A	5,262,495
2,000	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/14 at 100.00	AA–	2,002,320
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
2,355	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A	2,495,594
	Series 2005A, 5.250%, 1/01/26 – NPFG Insured
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,307,249
3,500	Illinois Educational Facilities Authority, Revenue Bonds, Northwestern University, Series	12/13 at 100.00	AAA	3,536,715
	2003, 5.000%, 12/01/33
10,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	AAA	10,414,700
	5.000%, 12/01/42 (UB)
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	No Opt. Call	AA–	1,853,670
	5.000%, 3/15/26
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	3,091,650
5,390	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	5,817,158
	6.000%, 5/15/39
1,970	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	2,041,216
	5.750%, 11/15/37
2,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,430,980
5,550	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	5,665,940
	Centers, Series 2008A, 5.500%, 8/15/30
5,090	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/14 at 100.00	Baa2	5,103,081
	Series 2002, 5.625%, 1/01/28
2,795	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	2,834,717
	5.000%, 1/01/38
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General
	Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – AGM Insured	1/15 at 70.63	A1	6,832,310
6,780	0.000%, 1/01/24 – AGM Insured	1/15 at 63.44	A1	4,042,304
2,330	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,283,726
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,500	0.000%, 6/15/25 – NPFG Insured	6/22 at 101.00	AAA	5,711,615
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	1,500,831
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	818,524
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	AAA	2,646,536
2,080	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.250%, 2/01/34	2/20 at 100.00	AA–	2,123,597
3,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 –	3/17 at 100.00	A	3,136,200
	NPFG Insured
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series	5/20 at 100.00	AA–	2,778,787
	2010A, 5.250%, 5/01/31 – AGM Insured
131,275	Total Illinois			109,001,136
	Indiana – 4.1% (2.6% of Total Investments)
5,000	Brownsburg School Building Corporation, Indiana, First Mortgage Bonds, Series 2003A, 5.250%,	9/13 at 100.00	AA+ (4)	5,030,800
	3/15/25 (Pre-refunded 9/15/13) – AGM Insured
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	AA	4,109,190
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	4,101,850
	2012A, 4.000%, 5/01/35
2,050	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	1,825,054
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	6,171,300
	5.250%, 12/01/38
2,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,505,325
	NPFG Insured
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series	7/15 at 100.00	AA+ (4)	2,058,777
	2005, 5.000%, 7/15/26 (Pre-refunded 7/15/15) – AGM Insured
26,470	Total Indiana			25,802,296
	Iowa – 2.0% (1.3% of Total Investments)
970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	991,592
	5.000%, 7/01/19
7,255	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	BB–	7,191,809
	Project, Series 2013, 5.500%, 12/01/22
5,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	4,301,450
	5.600%, 6/01/34
13,225	Total Iowa			12,484,851
	Kansas – 1.7% (1.0% of Total Investments)
3,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	3,138,750
	Obligated Group, Series 2012A, 5.000%, 11/15/28
4,000	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	4,048,520
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
600	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/16 at 100.00	A1	576,426
	4.625%, 10/01/31
4,090	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	2,643,694
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
11,690	Total Kansas			10,407,390
	Kentucky – 0.2% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,033,290
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 0.3% (0.2% of Total Investments)
1,635	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A (4)	1,706,319
	2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
	Maryland – 1.1% (0.7% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	4,412,690
	Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative Minimum Tax)
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	2,805,150
	5.500%, 2/01/16
6,910	Total Maryland			7,217,840
	Massachusetts – 1.5% (1.0% of Total Investments)
2,500	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2004A, 5.000%, 7/01/28	7/14 at 100.00	AA+ (4)	2,611,150
	(Pre-refunded 7/01/14)
1,500	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	8/13 at 100.00	A	1,377,810
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,374,802
	2013A, 5.000%, 5/15/43
120	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	125,831
	5.000%, 8/15/30
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
385	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa2 (4)	420,393
2,495	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa2 (4)	2,724,365
9,280	Total Massachusetts			9,634,351
	Michigan – 4.8% (3.0% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,792,747
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/32
3,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	2,936,670
	4.500%, 11/01/23
2,435	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	1/14 at 100.00	AA–	2,376,000
	7/01/23 – AGM Insured
1,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 1997A, 6.000%,	No Opt. Call	A	1,016,490
	7/01/14 – NPFG Insured
725	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 5.250%,	7/16 at 100.00	A	725,566
	7/01/18 – NPFG Insured
	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D:
4,000	5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	3,722,000
5,000	4.625%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	4,384,550
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A	5,149,500
	Refunding Series 2009, 5.750%, 11/15/39
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	2,947,764
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,390,189
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
3,795	Utica Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2004,	11/13 at 100.00	AA (4)	3,840,920
	5.000%, 5/01/19 (Pre-refunded 11/01/13)
31,130	Total Michigan			30,282,396
	Minnesota – 0.6% (0.4% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/13 at 100.00	A	933,116
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
2,410	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA–	2,752,292
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
3,340	Total Minnesota			3,685,408
	Mississippi – 0.9% (0.6% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/13 at 100.00	BBB	5,876,518
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 2.9% (1.8% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	4,275,490
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	2,053,400
6,930	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	6,647,117
	CoxHealth, Series 2013A, 5.000%, 11/15/48
5,000	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	A	5,010,450
25,080	Total Missouri			17,986,457
	Nebraska – 1.9% (1.2% of Total Investments)
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	Aa3	11,858,453
	5.000%, 2/01/35 – AMBAC Insured
	Nevada – 5.1% (3.2% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	16,323,450
11,665	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	12,049,012
	International Airport, Series 2010A, 5.250%, 7/01/42
3,760	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	A	734,854
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.774%,	7/17 at 100.00	AA+	2,733,700
	7/01/31 – BHAC Insured (IF) (5)
32,925	Total Nevada			31,841,016
	New Hampshire – 0.5% (0.3% of Total Investments)
3,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	3,127,680
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 2.3% (1.4% of Total Investments)
18,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 35.47	BBB+	4,720,336
	Care System, Refunding Series 2006B, 0.000%, 7/01/37
5,065	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	A+	4,677,477
	0.000%, 1/01/35 – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aa2	1,761,210
	9/01/25 – NPFG Insured
910	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	939,721
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	2,196,930
	Series 2007-1A, 5.000%, 6/01/41
30,375	Total New Jersey			14,295,674
	New York – 6.1% (3.9% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,051,890
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45
2,460	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA– (4)	2,589,002
	Hospital Project, Series 2007, 5.250%, 8/15/26 (Pre-refunded 8/15/14) – AGM Insured
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,021,580
	2011A, 5.250%, 2/15/47
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A	3,010,800
	5.000%, 12/01/35
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	A	2,700,050
	Series 2012F, 5.000%, 11/15/26
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	3,859,275
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30
875	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	910,919
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/13 at 100.00	AA	5,025
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
20	5.000%, 8/01/17	8/13 at 100.00	AA	20,069
150	5.750%, 8/01/18	8/13 at 100.00	AA	151,644
8,550	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	9,244,773
	Terminal LLC Project, Eighth Series 2010, 5.500%, 12/01/31
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
2,475	6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	2,620,827
10,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/13 at 100.00	A	10,235,600
42,535	Total New York			38,421,454
	North Carolina – 4.5% (2.9% of Total Investments)
1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	2,027,908
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
17,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	17,161,670
	2005A, 5.000%, 10/01/41
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	3,290,040
	5.250%, 1/01/20 – AMBAC Insured
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	3,827,320
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA–	2,039,384
	5.750%, 1/01/39 – AGC Insured
27,800	Total North Carolina			28,346,322
	North Dakota – 0.3% (0.2% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	1,680,390
	6.000%, 11/01/28
	Ohio – 9.1% (5.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,415	5.375%, 6/01/24	6/17 at 100.00	B–	3,750,365
1,340	5.125%, 6/01/24	6/17 at 100.00	B–	1,118,042
1,695	5.875%, 6/01/30	6/17 at 100.00	B	1,354,152
6,215	5.750%, 6/01/34	6/17 at 100.00	B	4,730,547
4,300	6.000%, 6/01/42	6/17 at 100.00	BB+	3,328,587
1,500	6.500%, 6/01/47	6/17 at 100.00	B	1,226,580
4,750	5.875%, 6/01/47	6/17 at 100.00	B	3,554,853
3,110	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	2,492,572
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	BBB+	6,084,360
	5.250%, 11/01/29
2,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24	6/14 at 100.00	A+ (4)	2,084,300
	(Pre-refunded 6/01/14) – FGIC Insured
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AA+	9,591,600
	4.250%, 12/01/32 – AGM Insured (UB)
5,500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	5,972,890
	Project, Series 2009E, 5.625%, 10/01/19
7,500	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	8,081,323
	Obligated Group, Series 2009A, 5.500%, 1/01/39
3,690	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	3,660,000
	2013A-1, 5.000%, 2/15/48 (WI/DD, Settling 8/15/13)
62,015	Total Ohio			57,030,171
	Oklahoma – 0.3% (0.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,700,862
	Center, Series 2008B, 5.250%, 8/15/38
	Pennsylvania – 6.2% (3.9% of Total Investments)
3,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	8/19 at 100.00	Aa3	3,181,080
	Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	1/14 at 100.00	Ba1	4,999,550
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
6,975	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	6,374,941
	Bonds, Series 2010A, 0.000%, 12/01/34
3,115	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/22 at 100.00	AA	3,189,480
	Revenue, Series 2013A, 5.000%, 12/01/36
10,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA	9,536,700
	6/01/33 – AGM Insured
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	11,802,371
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
39,980	Total Pennsylvania			39,084,122
	Puerto Rico – 6.0% (3.8% of Total Investments)
3,330	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	2,922,075
	6.000%, 7/01/44
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 –	No Opt. Call	A	974,450
	FGIC Insured
8,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	BBB	7,193,120
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA–	4,319,522
	4.500%, 12/01/23
8,200	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	Aaa	8,318,654
	4.500%, 12/01/23 (Pre-refunded 12/01/13)
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	10,010,000
	2009A, 6.000%, 8/01/42
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	3,884,905
	2010C, 5.250%, 8/01/41
39,140	Total Puerto Rico			37,622,726
	Rhode Island – 0.5% (0.3% of Total Investments)
3,310	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/13 at 100.00	BBB–	3,312,913
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 1.3% (0.8% of Total Investments)
1,900	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	A (4)	1,997,793
	Series 2004A, 5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured
	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric
	System, Series 2003A:
2,630	5.000%, 1/01/20 – AMBAC Insured	1/14 at 100.00	AA–	2,640,073
3,215	5.000%, 1/01/27 – AMBAC Insured	1/14 at 100.00	AA–	3,224,066
7,745	Total South Carolina			7,861,932
	Texas – 17.6% (11.1% of Total Investments)
2,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/13 at 100.00	N/R	2,781,250
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (6)
5,080	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding Series	7/15 at 100.00	AAA	5,338,166
	2005B, 5.000%, 7/01/35
1,210	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds,	8/15 at 100.00	AAA	1,276,707
	Refunding School Building Series 2005, 5.000%, 8/15/34
1,635	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds,	8/15 at 100.00	N/R (4)	1,787,137
	Refunding School Building Series 2005, 5.000%, 8/15/34 (Pre-refunded 8/15/15)
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	AA–	404,570
	2002, 0.000%, 8/15/32 – FGIC Insured
15,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%,	1/15 at 100.00	A (4)	15,959,400
	1/01/45 (Pre-refunded 1/01/15) – FGIC Insured
2,005	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	2,132,879
	5.750%, 1/01/31
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	1,879,150
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
20	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	No Opt. Call	AAA	20,640
	Series 2004, 5.000%, 8/15/33
2,180	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	8/14 at 100.00	N/R (4)	2,288,782
	Series 2004, 5.000%, 8/15/33 (Pre-refunded 8/15/14)
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,633,483
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,535,160
13,680	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA	13,288,613
	Series 2013B, 5.000%, 4/01/53 (WI/DD, Settling 8/01/13)
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	3,179,507
	NPFG Insured
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2011A,	No Opt. Call	AA	2,170,140
	5.250%, 11/15/30
1,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	581,351
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
2,400	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A,	7/18 at 100.00	AA–	2,613,312
	5.500%, 7/01/39
1,390	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Refunding	No Opt. Call	AAA	1,411,198
	Series 2011B, 3.000%, 2/15/14
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 39.49	AA–	3,404,522
	Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 35.27	AAA	1,945,500
	Bonds, Series 2006, 0.000%, 8/15/33
3,525	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,	8/16 at 100.00	Aaa	3,761,246
	Series 2007, 5.000%, 8/15/34
1,845	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	No Opt. Call	Aaa	1,920,461
	2005, 5.000%, 2/15/34
3,405	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	N/R (4)	3,647,368
	2005, 5.000%, 2/15/34 (Pre-refunded 2/15/15)
4,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	4,095,160
	Series 2008I, 0.000%, 1/01/43
2,125	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA–	1,036,830
	0.000%, 1/01/28 – AGC Insured
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	A+	5,064,200
	Series 2004, 6.000%, 12/01/34
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Series	2/17 at 100.00	AA–	3,315,791
	2007, Residuals 1762, 17.514%, 2/15/36 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	2,970,487
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
7,925	5.000%, 12/15/28	No Opt. Call	A3	7,751,441
1,600	5.000%, 12/15/32	No Opt. Call	A3	1,518,000
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series	No Opt. Call	Aaa	2,683,350
	2012A, 5.000%, 4/01/31
2,455	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	2,361,882
	Refunding Series 2012A, 5.000%, 8/15/41
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 36.81	AAA	1,545,250
	Series 2005, 0.000%, 8/15/34
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23 (Pre-refunded 8/15/15)	8/15 at 67.10	AAA	1,981,890
2,000	0.000%, 8/15/24 (Pre-refunded 8/15/15)	8/15 at 63.56	AAA	1,251,480
131,250	Total Texas			110,536,303
	Utah – 0.9% (0.6% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,004,590
2,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/25 – NPFG Insured	No Opt. Call	A1	1,160,600
1,695	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds,	8/16 at 100.00	A+	1,792,293
	Series 2006A., 4.500%, 8/01/23 – FGIC Insured
6,695	Total Utah			5,957,483
	Virginia – 4.1% (2.6% of Total Investments)
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A–	905,562
	System Obligated Group, Series 2013, 5.000%, 11/01/30
21,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Series	10/26 at 100.00	AA–	19,455,565
	2009C, 0.000%, 10/01/41 – AGC Insured
2,500	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	2,313,375
3,600	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	3,346,488
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
28,500	Total Virginia			26,020,990
	Washington – 4.6% (2.9% of Total Investments)
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	A1	2,965,124
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005,	6/15 at 100.00	Aa1 (4)	3,252,000
	5.000%, 6/01/24 (Pre-refunded 6/01/15) – NPFG Insured
8,000	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System,	5/18 at 100.00	AA–	8,150,320
	Series 2008A, 5.250%, 8/15/34 – AGM Insured
9,250	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	12/13 at 100.00	A3	9,350,361
	Series 2002, 6.500%, 6/01/26
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%,	No Opt. Call	AA+	5,074,830
	6/01/28 – FGIC Insured
32,005	Total Washington			28,792,635
	Wisconsin – 2.4% (1.5% of Total Investments)
1,830	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	1,830,732
	Healthcare, Series 2006, 4.750%, 5/01/25
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,
	Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A–	1,022,470
1,000	5.000%, 2/15/28	2/22 at 100.00	A–	1,010,709
10,070	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	11,271,854
	5.750%, 5/01/33
13,900	Total Wisconsin			15,135,765
	Wyoming – 0.7% (0.4% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	4,315,375
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
$ 1,174,557	Total Municipal Bonds (cost $978,535,053)			993,566,195

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Nevada – 0.0% (0.0% of Total Investments)
$ 617	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 154,179
178	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	35,603
$ 795	Total Corporate Bonds (cost $23,322)				189,782
	Total Investments (cost $978,558,375) – 158.3%				993,755,977
	Floating Rate Obligations – (5.5)%				(34,730,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (55.9)% (9)				(350,900,000)
	Other Assets Less Liabilities – 3.1%				19,688,582
	Net Assets Applicable to Common Shares – 100%				$ 627,814,559

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$993,566,195	$ —	$993,566,195
Corporate Bonds	—	—	189,782	189,782
Total	$ —	$993,566,195	$189,782	$993,755,977

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $942,767,988.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 39,331,894
Depreciation	(23,074,829)
Net unrealized appreciation (depreciation) of investments	$ 16,257,065

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.3%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013